EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Equity Abstract
Schedule of share capital
	On December 31, 2023	On December 31, 2022

Common	5,330,304,681	5,338,393,881
Preferred	5,311,865,547	5,320,094,147
Subtotal	10,642,170,228	10,658,488,028
Treasury (common shares) (1)	-	(8,089,200)
Treasury (preferred shares) (1)	-	(8,228,600)
Total outstanding shares	10,642,170,228	10,642,170,228

(1) On April 18, 2023, the cancellation of all shares held in treasury issued by the Company (item d) was approved.

Schedule of interest on equity
Description	R$ thousands
	Per share (gross)		Gross amount paid	Withholding Income Tax (IRRF) (15%)	Net amount paid
	Common	Preferred
Monthly interest on shareholders’ equity paid	0.206998	0.227698	2,246,162	336,924	1,909,238
Intermediary interest on shareholders’ equity paid	0.178723	0.196595	2,000,000	300,000	1,700,000
Supplementary interest on shareholders´ equity paid	0.530369	0.583406	5,926,000	888,900	5,037,100
Total year ended on December 31, 2022	0.916090	1.007699	10,172,162	1,525,824	8,646,338

Monthly interest on shareholders’ equity paid	0.206998	0.227698	2,312,804	346,921	1,965,883
Intermediary interest paid on shareholders’ equity (1)	0.357994	0.393794	4,000,000	600,000	3,400,000
Supplementary interest on shareholders’ equity provisioned (2)	0.447314	0.492046	4,998,000	749,700	4,248,300
Total year ended on December 31, 2023	1.012306	1.113538	11,310,804	1,696,621	9,614,183
(1)	Paid on July 6, 2023 and January 2, 2024; and
(2)	To be paid on June 28, 2024.